Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

(18)	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

Capital commitments outstanding at December 31, 2009 and 2010 not provided for in the financial statements were as follows:

	December 31,	December 31,
	2009	2010

Purchase of property, plant and equipment	468,460	857,275

(b)	Purchase commitments

The Group has entered into several purchase agreements with certain suppliers whereby the Group is committed to purchase a minimum amount of raw materials to be used in the manufacture of its products:

	December 31,	December 31,
	2009	2010

Future minimum purchases	5,987	4,920

(c)	Litigation

i)	Class action lawsuits

On October 4, 2007, the Company announced that its former financial controller, Charley Situ, who was terminated for cause on September 25, 2007, had communicated to LDK’s management and others subsequent to his termination alleged inconsistencies in LDK’s inventory reporting as of August 31, 2007 (“Situ allegations”). On October 9, 2007 and through January 22, 2008, the Group has been named as defendant, along with certain of its senior executives, in a number of class action complaints and a derivative complaint in the United States pertaining to the Situ allegations (“Complaints”). These Complaints further allege that management of the Group had knowingly and intentionally deceived the plaintiffs through misleading financial reporting by overstating its inventories of polysilicon. The various class action complaints were consolidated into a Consolidated Class Action Complaint filed on March 10, 2008 in U.S. Federal Court in Northern California.

On February 17, 2010, the Company and the plaintiff jointly entered into a proposed class settlement agreement (“settlement agreement”) with total settlement amount of US$16 million. The Group recorded this settlement amount under accrued legal settlement in the consolidated balance sheet as of December 31, 2009. The Company also recorded US$6 million as insurance recoveries receivable from insurance carrier as of December 31, 2009 because the Company determined that it was probable to realize the claim for recovery of the loss at this amount. On June 21, 2010, the court granted final approval of class action settlement. The insurance recoveries receivable and accrued legal settlement were fully paid in 2010.